Balance Sheet Components (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2013 Agila Specialties	Dec. 31, 2013 Clean Energy Partnerships	Dec. 31, 2012 Clean Energy Partnerships	Feb. 27, 2013 Other current liabilities	Dec. 31, 2013 Other long-term obligations	Dec. 31, 2012 Other long-term obligations	Dec. 31, 2013 Other assets	Dec. 31, 2013 Other assets Clean Energy Partnerships	Dec. 31, 2012 Other assets Clean Energy Partnerships	Dec. 04, 2013 Equity method investments Agila Specialties
Schedule of Equity Method Investments [Line Items]
Other current liabilities	$ 665,000,000		$ 250,000,000			$ 250,000,000	$ 414,600,000	$ 379,200,000
Restricted cash	129,500,000	1,500,000							100,000,000
Equity method investments										401,700,000	71,700,000
Other long-term obligations	1,269,106,000	771,111,000		415,400,000	78,700,000
Equity method investment, ownership percentage												50.00%
Other assets, including equity method investment			$ 152,800,000									$ 125,000,000